CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues
Product revenue	$ 1,391,258	¥ 9,012,290	¥ 7,635,450	¥ 6,045,573
Other revenue including services rendered to equity method investees amounting to RMB nil, RMB nil and RMB619 (US$96) for the years ended December 31, 2013, 2014 and 2015, respectively)	46,273	299,745	321,513	279,425
Total net revenues	1,437,531	9,312,035	7,956,963	6,324,998
Cost of revenues
Total cost of revenues	(1,206,201)	(7,813,529)	(6,487,201)	(5,224,114)
Gross profit	231,330	1,498,506	1,469,762	1,100,884
Operating expenses:
Fulfillment	(115,338)	(747,134)	(775,534)	(727,683)
Marketing	(48,416)	(313,627)	(374,227)	(260,988)
Technology and content	(37,376)	(242,112)	(208,214)	(180,158)
General and administrative	(30,651)	(198,554)	(165,284)	(148,919)
Government grants and value-added tax refunds	11,299	73,194	113,781	21,392
(Loss) income from operations	10,848	70,273	60,284	(195,472)
Interest income	$ 7,306	¥ 47,328	¥ 44,839	30,727
Interest expense				(6,042)
Other income (expenses), net	$ (6,337)	¥ (41,053)	¥ (17,006)	27,922
(Loss) income before income taxes	11,817	76,548	¥ 88,117	¥ (142,865)
Income tax benefit	2,316	15,000
Net (loss) income	14,133	91,548	¥ 88,117	¥ (142,865)
Net (loss) income attributable to common shareholders	$ 14,133	¥ 91,548	¥ 88,117	¥ (142,865)
(Loss) income per common share:
Basic | (per share)	$ 0.04	¥ 0.23	¥ 0.22	¥ (0.36)
Diluted | (per share)	$ 0.03	¥ 0.22	¥ 0.21	¥ (0.36)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of taxes	$ 13,449	¥ 87,122	¥ 4,991	¥ (42,873)
Unrealized gain on available-for-sale investment, net of taxes	2,454	15,894	2,541
Transferred to statements of comprehensive (loss) income of realized gain on available-for-sale investments, net of taxes	(2,247)	(14,555)	(2,541)
Total other comprehensive (loss) income	13,656	88,461	4,991	¥ (42,873)
Comprehensive (loss) income attributable to common shareholders	27,789	180,009	93,108	(185,738)
Class A [Member]
Operating expenses:
Net (loss) income attributable to common shareholders	$ 9,523	¥ 61,691	¥ 59,305	¥ (95,923)
(Loss) income per common share:
Basic | (per share)	$ 0.04	¥ 0.23	¥ 0.22	¥ (0.36)
Diluted | (per share)	$ 0.03	¥ 0.22	¥ 0.21	¥ (0.36)
Shares used in (loss) income per common share computation:
Basic (in shares)	272,491,397	272,491,397	271,445,384	269,520,110
Diluted (in shares)	415,045,447	415,045,447	416,533,054	401,416,715
Class B [Member]
Operating expenses:
Net (loss) income attributable to common shareholders	$ 4,609	¥ 29,857	¥ 28,812	¥ (46,942)
(Loss) income per common share:
Basic | (per share)	$ 0.04	¥ 0.23	¥ 0.22	¥ (0.36)
Diluted | (per share)	$ 0.03	¥ 0.22	¥ 0.21	¥ (0.36)
Shares used in (loss) income per common share computation:
Basic (in shares)	131,876,660	131,876,660	131,876,660	131,896,605
Diluted (in shares)	131,876,660	131,876,660	131,876,660	131,896,605